Contents of Significant Accounts - Earnings Per Share (Detail) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 TWD ($) $ / shares shares	Dec. 31, 2022 TWD ($) $ / shares shares
Earnings per share-basic
Net income attributable to the parent company	$ 48,779,300	$ 1,487,627	$ 59,688,950	$ 89,478,805
Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,173,188	12,173,188	12,137,954	12,095,312
Earnings per share-basic (NTD) | (per share)	$ 4.01	$ 0.12	$ 4.92	$ 7.4
Earnings per share-diluted
Net income attributable to the parent company	$ 48,779,300	$ 1,487,627	$ 59,688,950	$ 89,478,805
Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,173,188	12,173,188	12,137,954	12,095,312
Effect of dilution
Restricted stocks for employees	69,881	69,881	114,974	156,098
Employees' compensation	122,400	122,400	129,196	238,242
Weighted-average number of ordinary shares after dilution (thousand shares)	12,365,469	12,365,469	12,382,124	12,489,652
Earnings per share-diluted (NTD) | (per share)	$ 3.94	$ 0.12	$ 4.82	$ 7.16